Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The key terms and conditions related to the grants under these programs are as follows:

Grant date/employees entitled	Number of instruments	Vesting Conditions	Contractual life of Options
Options granted to key management personnel
December 16, 2013 ("Tranche 1")	583,000	Share price to be at least EUR 7.5	5 years
December 16, 2013 ("Tranche 2")	583,000	Share price to be at least EUR 8.66	5 years
December 16, 2013 ("Tranche 3")	583,000	Share price to be at least EUR 11.54 and US listing	5 years
Total Share options	1,750,000
The number and weighted-average exercise prices of options under the 2013 share option program and the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2018	Weighted average exercise price 2018	Number of options 2017	Weighted average exercise price 2017
Outstanding at January 1	586,590	7.495	586,590	7.495
Forfeited during the year	0	0	0	0
Exercised during the year	(350,000)	7.335	0	0
Granted during the year	0	0	0	0
Outstanding at December 31	236,590	7.732	586,590	7.495
Vested at December 31	236,590	0	507,726	0

Inputs used in measurement of the fair values at grant date for the equity-settled share option programs
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	Share option program 2013			LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	2.270	2.260	2.120	1.853	1.853	1.853
Share price at grant date	6.070	6.070	6.070	10.050	10.050	10.050
Exercise price	5.770	5.770	5.770	10.0475	10.0475	10.0475
Expected volatility (weighted average)	40%	40%	40%	39.63%	39.63%	39.63%
Expected life (Days) (weighted average)	303	467	730	365	730	1,095
Expected dividends	—	—	—	8%	8%	8%
Risk-free interest rate	1%	1%	1%	0.66%	0.66%	0.66%